                                                                       September 8, 2006

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-47976)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Life Assurance Corporation Variable Account E
("the Accounts"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending June 30, 2006 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the
Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual report with respect to the following specific portfolios:

Filer/Entity:              Columbia Funds Variable Insurance Trust
Registration No.:          811-05199
CIK No.:                   0000815425
Accession No.:             0001104659-06-059928
Date of Filing:            09/07/06

If you have any questions regarding this filing, please contact me at (203) 944-5477.

                                                              Sincerely,

                                                              /s/Laura Kealey
                                                              Laura Kealey
                                                              Vice President, Corporate Counsel